 v3.19.2
Putnam Short-Term Municipal Income Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Short-Term Municipal Income Fund	Class A	Class B	Class C	Class M	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%	none	none	0.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	1.00%	1.00%	none	none	none

Prospectus Supplement	July 19, 2019

Putnam Short-Term Municipal Income Fund

Statutory and summary prospectuses dated March 30, 2019

The Shareholder fees table in the subsection Fees and expenses is restated as follows:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as
	imposed on purchases (as a	a percentage of original purchase price or
Share class	percentage of offering price)	redemption proceeds, whichever is lower)
Class A	2.25%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

317918 7/19

X
- Definition

Maximum Deferred Sales Charge (Load) (as a percentage of ____) "Maximum Deferred Sales Charge (Load)" includes the maximum total deferred sales charge (load) payable upon redemption, in installments, or both, expressed as a percentage of the amount or amounts stated in response to Item 7(a), except that, for a sales charge (load) based on net asset value at the time of purchase, show the sales charge (load) as a percentage of the offering price at the time of purchase. A Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads) (e.g., __% in the first year after purchase, declining to __% in the __ year and eliminated thereafter). If more than one type of sales charge (load) is imposed (e.g., a deferred sales charge (load) and a front-end sales charge (load)), the first caption in the table should read "Maximum Sales Charge (Load)" and show the maximum cumulative percentage. Show the percentage amounts and the terms of each sales charge (load) comprising that figure on separate lines below.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 3
-Subsection instructions
-Paragraph 2
-Subparagraph a
-Clause i

+ Details
Name:	rr_MaximumDeferredSalesChargeOverOther
Namespace Prefix:	rr_
Data Type:	rr:NonNegativePure4Type
Balance Type:	na
Period Type:	duration

X
- Definition

Maximum Deferred Sales Charge (Load) (as a percentage of ____) A.3.instructions.2.a.i "Maximum Deferred Sales Charge (Load)" includes the maximum total deferred sales charge (load) payable upon redemption, in installments, or both, expressed as a percentage of the amount or amounts stated in response to Item 7(a), except that, for a sales charge (load) based on net asset value at the time of purchase, show the sales charge (load) as a percentage of the offering price at the time of purchase. A Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads) (e.g., __% in the first year after purchase, declining to __% in the __ year and eliminated thereafter). A.3.instructions.2.a.ii If more than one type of sales charge (load) is imposed (e.g., a deferred sales charge (load) and a front-end sales charge (load)), the first caption in the table should read "Maximum Sales Charge (Load)" and show the maximum cumulative percentage. Show the percentage amounts and the terms of each sales charge (load) comprising that figure on separate lines below.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 3
-Subsection table
-Paragraph 1
-Subparagraph 1

+ Details
Name:	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Namespace Prefix:	rr_
Data Type:	rr:NonNegativePure4Type
Balance Type:	na
Period Type:	duration

X
- Definition

Shareholder Fees (fees paid directly from your investment).

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 3
-Subsection table
-Paragraph 1

+ Details
Name:	rr_ShareholderFeesCaption
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Contains a command for the SEC Viewer for the role corresponding to ShareholderFeesData.

+ References

No definition available.

+ Details
Name:	rr_ShareholderFeesTableTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

This element contains the text of a prospectus supplement (submission type 497) not already contained in an element containing amended text or other data from a previous submission.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A

+ Details
Name:	rr_SupplementToProspectusTextBlock
Namespace Prefix:	rr_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=PFT_S000039833Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFT_C000123516Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFT_C000123517Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFT_C000123518Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFT_C000123519Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFT_C000202822Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type:

X
- Details
Name:	rr_ProspectusShareClassAxis=PFT_C000123520Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: